Deferred Revenues and Customer Advances (Tables)	12 Months Ended
Dec. 31, 2015
Deferred Revenues and Customer Advances [Abstract]
Schedule of deferred revenues and customer advances
	December 31, 2015	December 31, 2014

Customer advances on equipment sales	$2,572,000	$—
Prepaid license fees	275,000	—
Total Deferred revenues and customer advances	$2,847,000	$—